Subsidiary undertakings	12 Months Ended
Dec. 31, 2021
Disclosure of subsidiary undertakings [Abstract]
Disclosure of interests in subsidiaries [text block]

Note 21     Subsidiary undertakings

The following chart illustrates main companies of the Group structure as of  December 31, 2021:

Group structure

During the year ended December 31, 2021, the following changes to the Group structure have taken place:

●	The Company incorporated a subsidiary in the United States named Market Access LLP (ownership interest: 9%).
●	GeoPark Latin America Limited and its Chilean branch GeoPark Latin America Limited - Agencia en Chile were voluntarily dissolved and liquidated.
●	The shares of Amerisurexplor Ecuador S.A. were transferred to GeoPark Latin America S.L.U.
●	The Peruvian subsidiaries finalized a merger process by which GeoPark Peru S.A.C. continued the operations related to GeoPark S.A.C. and GeoPark Operadora del Peru S.A.C.

Details of the subsidiaries of the Group are set out below:

	Name and registered office	Ownership interest
Subsidiaries	GeoPark Argentina S.A.U (Argentina)	100% (a)
	GeoPark Brasil Exploração y Produção de Petróleo e Gás Ltda. (Brazil)	100% (a)
	GeoPark Chile S.p.A. (Chile)	100% (a)
	GeoPark Fell S.p.A. (Chile)	100% (a)
	GeoPark Magallanes Limitada (Chile)	100% (a)
	GeoPark TdF S.p.A. (Chile)	100% (a)
	GeoPark Colombia S.A.S. (Colombia)	100% (a)
	GeoPark Latin America S.L.U. (Spain)	100% (a)
	GeoPark Colombia S.L.U. (Spain)	100% (a)
	GeoPark Perú S.A.C. (Peru)	100% (a)
	GeoPark Colombia E&P S.A. (Panama)	100% (a)
	GeoPark Colombia E&P Sucursal Colombia (Colombia)	100% (a)
	GeoPark Mexico S.A.P.I. de C.V. (Mexico)	100% (a) (b)
	GeoPark E&P S.A.P.I. de C.V. (Mexico)	100% (a) (b)
	GeoPark Perú S.A.C. Sucursal Ecuador (Ecuador)	100% (a)
	GeoPark (UK) Limited (United Kingdom)	100%
	Amerisur Resources Limited (United Kingdom)	100% (a)
	Amerisur Exploración Colombia Limited (British Virgin Islands)	100% (a)
	Amerisur Exploración Colombia Limited Sucursal Colombia (Colombia)	100% (a)
	Yarumal S.A.S. (Colombia)	100% (a) (b)
	Petrodorado South America S.A. (Panama)	100% (a)
	Petrodorado South America S.A. Sucursal Colombia (Colombia)	100% (a)
	Fenix Oil & Gas Limited (British Virgin Islands)	100% (a) (b)
	Fenix Oil & Gas Limited Sucursal Colombia (Colombia)	100% (a) (b)
	Amerisurexplor Ecuador S.A. (Ecuador)	100% (a) (b)
	Amerisur S.A. (Paraguay)	100% (a) (b)
	Market Access LLP (United States)	9%
(a)	Indirectly owned.
(b)	Dormant companies.

Details of the joint operations of the Group are set out below:

	Name and registered office	Ownership interest
Joint operations	Flamenco Block (Chile)	50% (a)
	Campanario Block (Chile)	50% (a)
	Isla Norte Block (Chile)	60% (a)
	Llanos 34 Block (Colombia)	45% (a)
	Llanos 32 Block (Colombia)	12.5%
	Puelen Block (Argentina)	18% (b)
	Sierra del Nevado Block (Argentina)	18% (b)
	CN-V Block (Argentina)	50%
	Los Parlamentos (Argentina)	50%
	Manati Field (Brazil)	10%
	POT-T-785 Block (Brazil)	70% (a)
	Espejo Block (Ecuador)	50% (a)
	Perico Block (Ecuador)	50%
	Llanos 86 Block (Colombia)	50% (a)
	Llanos 87 Block (Colombia)	50% (a)
	Llanos 104 Block (Colombia)	50% (a)
	Llanos 123 Block (Colombia)	50% (a)
	Llanos 124 Block (Colombia)	50% (a)
	CPO-5 Block (Colombia)	30%
	Mecaya Block (Colombia)	50% (a)
	PUT-8 Block (Colombia)	50% (a)
	PUT-9 Block (Colombia)	50% (a)
	PUT-12 Block (Colombia)	60% (a) (b)
	Tacacho Block (Colombia)	50% (a)
	Terecay Block (Colombia)	50% (a)
	Llanos 94 Block (Colombia)	50%
	PUT-36 Block (Colombia)	50% (a)
(a)	GeoPark is the operator.
(b)	In process of relinquishment.